LONG-TERM NOTES PAYABLE	9 Months Ended
Sep. 30, 2020
Debt Disclosure [Abstract]
LONG-TERM NOTES PAYABLE

NOTE 8 – LONG-TERM NOTES PAYABLE

Promissory Notes

On February 15 and June 7, 2016, the Company entered into two 10%, 18-month promissory notes for $100,000 each with an individual (the “Promissory Notes”). Pursuant to several amendments to the Promissory Notes through July 2019, (i) the Promissory Notes were extended to September 30, 2021 (the “Maturity Date”), (ii) accrued and unpaid interest on the Promissory Notes totaling $39,921 was transferred to principal, and (iii) interest will be accrued from August 2019 through the Maturity Date. On August 27, 2020, pursuant to a purchase agreement (see NOTE 9 for further details), the Company issued an aggregate of 132,890 shares of Series A Preferred to the holder of the Promissory Notes in exchange the principal and accrued interest then outstanding. The principal balance of the Promissory Notes at September 30, 2020 and December 31, 2019 was $0 and $239,921, respectively. Accrued interest at September 30, 2020 and December 31, 2019 was $0 and $9,997, respectively. Interest expense for the three and nine months ended September 30, 2020 was $3,865 and $15,861, respectively. Interest expense for the three and nine months ended September 30, 2019 was $5,981 and $17,447, respectively.

Convertible Promissory Notes

On September 14, 2017, the Company and an individual entered into a convertible promissory note with unilateral conversion preferences by the individual (the “Convertible Promissory Note”). On July 11, 2018, the Company’s Board approved certain changes to the Convertible Promissory Note wherein the conversion feature was changed from unilateral to mutual between the individual and the Company.

At both September 30, 2020 and December 31, 2019, the total outstanding balance of the convertible promissory note (the “Note”) was $300,000. The maturity date of the Note is based on the payment of 0.6% of quarterly gross revenue until 1.5 times the amount of the Note is paid. Accrued interest at September 30, 2020 and December 31, 2019 was $35,471 and $31,243, respectively. Interest expense for the three and nine months ended both September 30, 2020 and 2019 was $11,250 and $33,750, respectively.

On September 27, 2019, the holder of the Note was granted a warrant to purchase 46,893 shares of common stock of the Company. The fair value of this warrant was recorded as financing costs in the accompanying unaudited condensed consolidated financial statements. See NOTE 9 for further details.

Paycheck Protection Program Loan

On May 4, 2020, the Company applied for a loan pursuant to the Paycheck Protection Program under the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”), as administered by the U.S. Small Business Administration (the “SBA”). The loan, in the principal amount of approximately $666,000 (the “PPP Loan”), was disbursed by Wells Fargo Bank, National Association (“Lender”) on May 6, 2020, pursuant to a Paycheck Protection Program Promissory Note and Agreement (the “Note and Agreement”).

The PPP Loan matures on the two-year anniversary of the funding date and bears interest at a fixed rate of 1.00% per annum. Monthly principal and interest payments, less the amount of any potential forgiveness (discussed below), will commence after the nine-month anniversary of the funding date. The Company did not provide any collateral or guarantees for the PPP Loan, nor did the Company pay any facility charge to obtain the PPP Loan. The Note and Agreement provides for customary events of default, including those relating to failure to make payment, bankruptcy, breaches of representations and material adverse effects. The Company may prepay the principal of the PPP Loan at any time without incurring any prepayment charges. The Company has recorded $370,051 in current liabilities and $396,040 in long-term liabilities in the Company’s unaudited condensed consolidated balance sheet.

All or a portion of the PPP Loan may be forgiven by the SBA upon application to the Lender by the Company within 10 months after the last day of the covered period. The Lender will have 90 days to review borrower’s forgiveness application and the SBA will have an additional 60 days to review the Lender’s decision as to whether the borrower’s loan may be forgiven. Under the CARES Act, loan forgiveness is available for the sum of documented payroll costs, covered rent payments, and covered utilities, and certain covered mortgage interest payments during the twenty-four-week period beginning on the date of the first disbursement of the PPP Loan. For purposes of the CARES Act, payroll costs exclude compensation of an individual employee earning more than $100,000, prorated annually. Not more than 40% of the forgiven amount may be for non-payroll costs. Forgiveness is reduced if full-time headcount declines, or if salaries and wages for employees with salaries of $100,000 or less annually are reduced by more than 25%. Although the Company currently believes that its use of the PPP Loan will meet the conditions for forgiveness of the PPP Loan, the Company cannot assure that the PPP Loan will be forgiven, in whole or in part.